Taxation	12 Months Ended
Dec. 31, 2020
Taxation
Taxation

9.    Taxation

a)    Income taxes

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends by the Company in the Cayman Islands to their shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

Commencing from the year of assessment 2018/2019, the first HK$2.0 million of profits earned by the Group’s subsidiaries incorporated in Hong Kong will be taxed at half the current tax rate (i.e., 8.25%) while the remaining profits will continue to be taxed at the existing 16.5%  tax rate. Payments of dividends by the subsidiary to the Company are not subject to withholding tax in Hong Kong.

China

Under the Enterprise Income Tax Law of the PRC, the Group’s Chinese subsidiaries and VIEs are subject to an income tax of 25%.

The following table presents a reconciliation of the differences between the statutory income tax rate and the Company’s effective income tax rate for the years ended December 31, 2018, 2019 and 2020:

	For the year ended
	December 31,
	2018	2019	2020
	%	%	%
Statutory income tax rate of the PRC	25.0	25.0	25.0
Permanent differences	(10.4)	(10.0)	—
Change in valuation allowance	(14.6)	(15.0)	(25.0)
Others	—	—	(0.6)
Effective income tax rate	—	—	(0.6)

As of December 31, 2020, certain entities of the Company had net operating tax loss carry forwards as follows:

RMB
Loss expiring in 2021	15,110
Loss expiring in 2022	17,811
Loss expiring in 2023	64,758
Loss expiring in 2024	179,412
Loss expiring in 2025	68,548
345,639

b)    Sales tax

The Group’s subsidiaries and VIEs incorporated in China are mainly subject to 6% VAT for services rendered.

c)    Deferred tax assets and liabilities

The following table presents the tax impact of significant temporary differences that give rise to the deferred tax assets as of December 31, 2019 and 2020:

	December 31, 2019	December 31, 2020
	RMB	RMB
Deferred tax assets:
Advertising expense in excess of deduction limit	43,262	20,871
Accrued expense and other payables	6,615	13,422
Net operating tax loss carry forwards (Note)	39,836	86,410
Total deferred tax assets	89,713	120,703
Less: valuation allowance	(89,713)	(120,703)
Net deferred tax assets	—	—

Note: Upon the acquisition of Longye on January 13, 2020, the Group recorded deferred tax assets due to tax losses and related valuation allowance by approximately RMB1,494 (US$229) and RMB1,494 (US$229), respectively.

The Group does not believe that sufficient positive evidence exists to conclude that the recoverability of the above deferred tax assets of certain entities of the Group is more likely than not to be realized. Consequently, the Group has provided full valuation allowances on the related deferred tax assets. The following table sets forth the movement of the aggregate valuation allowances for deferred tax assets for the periods presented:

	Balance at January 1	Addition	Balance at December 31
	RMB	RMB	RMB
2018	(48,555)	(14,159)	(62,714)
2019	(62,714)	(26,999)	(89,713)
2020	(89,713)	(30,990)	(120,703)

	December 31, 2019	December 31, 2020
	RMB	RMB
Deferred tax liabilities:
Identifiable intangible assets arising from acquisition	—	5,451
Total deferred tax liabilities	—	5,451

d) Withholding income tax

The enterprise income tax (“EIT”) Law also imposes a withholding income tax of 10% on dividends distributed by a foreign-invested entity ("FIE") to its immediate holding company outside of China, if such immediate holding company is considered as a non-resident enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. The Cayman Islands, where the Company incorporated, does not have such tax treaty with China. According to the arrangement between Mainland China and Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion in August 2006, dividends paid by a FIE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate that may be lowered to 5% (if the foreign investor owns directly at least 25% of the shares of the FIE). The State Administration of Taxation ("SAT") further promulgated Circular 601 on October 27, 2009, which provides that tax treaty benefits will be denied to "conduit" or shell companies without business substance and that a beneficial ownership analysis will be used based on a "substance-over-form" principle to determine whether or not to grant the tax treaty benefits. Further, the SAT promulgated the Notice on Issues Related to the “Beneficial Owner” in Tax Treaties in February 2018, which requires the “beneficial owner” to have ownership and the right to dispose of the income or the rights and properties giving rise to the income and generally engage in substantive business activities and sets forth certain detailed factors in determining the “beneficial owner” status.

As of December 31, 2019 and 2020, the Company did not record any such withholding tax of its subsidiaries, VIEs and subsidiaries of VIEs in the PRC as they are still in accumulated deficit position.